Series | Fidelity Series Floating Rate High Income Fund
Fund Summary Fund/Class: Fidelity® Series Floating Rate High Income Fund/Fidelity Series Floating Rate High Income Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Series Fidelity Series Floating Rate High Income Fund Class: Fidelity Series Floating Rate High Income Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Series Fidelity Series Floating Rate High Income Fund Class: Fidelity Series Floating Rate High Income Fund
Management fee	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.75%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Series Fidelity Series Floating Rate High Income Fund Class: Fidelity Series Floating Rate High Income Fund
1 year	77
3 years	240
5 years	417
10 years	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from October 20, 2011 to September 30, 2012, the fund's portfolio turnover rate was 39% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.
  Investing in companies in troubled or uncertain financial condition.
  Investing in money market and investment-grade debt securities, and repurchase agreements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.